Leasehold Improvement and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Leasehold Improvements and Equipment
	2020	2019
Furniture and education equipment	$13,703	$27,125
Computer equipment and software	70,586	46,120
Leasehold improvements	70,811	83,413
	$155,100	$156,658
Less: accumulated depreciation	(101,124)	(56,001)
	$53,976	$100,656